Other Expenses/(Income), Net (Tables)	6 Months Ended
Sep. 30, 2023
Other Expenses/(Income), Net [Abstract]
Schedule of Other Expenses/(income), Net
	Six months ended September 30,
	2022	2023
	RMB	RMB
Exchange gains	(7,449)	(4,924)
Government grants	(264)	31
Others	132	(565)
Total	(7,581)	(5,458)